CONVERTIBLE BONDS PAYABLE - Convertible notes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CONVERTIBLE BONDS PAYABLE
Total	¥ 12,144,371	¥ 8,577,158
Convertible bonds payable, current		575
Convertible bonds payable, non-current	12,144,371	8,576,583
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Total		575
Convertible Bonds due 2029
CONVERTIBLE BONDS PAYABLE
Total	4,351,222	4,444,327
Convertible Bonds due 2030
CONVERTIBLE BONDS PAYABLE
Total	4,051,625	¥ 4,132,256
Convertible Bonds due 2032
CONVERTIBLE BONDS PAYABLE
Total	¥ 3,741,524